MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES [Abstract]
Summary of Available-For-Sale Marketable Securities
	December 31, 2013				December 31, 2014
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair market
	cost	gains	losses	value	cost	gains	losses	value
Available-for-sale:

Equity securities	$65	$10	$(1)	$74	$62		$(3)	$59
Corporate bonds	36	6	-	42	23	1		24
Israeli Government debt	34	3	-	37	56		(3)	53

	$135	$19	$(1)	$153	$141	$1	$(6)	$136

Schedule of Amortized Cost and Fair Value of Debt and Securities, by Contractual Maturity
	December 31, 2013		December 31, 2014
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$79	$87	$124	$118
Matures after one year through five years	28	32	14	15
Matures after five years	12	15	3	3
Equity securities - no definite maturity date	16	19	-	-

Total	$135	$153	$141	$136